Cover Page Cover Page	Apr. 22, 2026	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	Matador Resources Company
Entity Incorporation, State or Country Code		TX
Entity File Number		001-35410
Entity Tax Identification Number		27-4662601
Entity Address, Address Line One		5400 LBJ Freeway,
Entity Address, Address Line Two		Suite 1500
Entity Address, City or Town		Dallas,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75240
City Area Code	972
Local Phone Number	371-5200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		MTDR
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001520006
Amendment Flag	false